Convertible Notes - Summary of Interest-bearing Loans and Borrowings (Detail) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Novartis Loan Note	£ 3,665	£ 4,449
Loan Notes – private placement	4,186	6,636
Total	7,851	11,085
Current	4,186	11,085
Non-current	£ 3,665	£ 0